NOTE 9 - COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details
Operating lease expense	$ 391,784	$ 333,452	$ 335,546